Acquisition	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Acquisition
Acquisition

Note 3 — Acquisition

On September 4, 2018, the Company completed the acquisition of all of the voting membership interest of Edison Nation Holdings, LLC (“EN”) for a total purchase price of $12,820,978 comprising of (i) $950,000 cash, (ii) the assumption of the remaining balance of the senior convertible debt through the issuance to the holders of 4%,  5‑year senior convertible notes (the “New Convertible Notes”), in the aggregate principal and interest amount of the sum of $1,428,161, less debt discount of $500,000 for the approximate fair value of the conversion feature, which are convertible into approximately 285,632 shares of the Company’s common stock, at the option of the holder of such New Convertible Notes (subject to certain adjustments as provided in the Membership Interest Purchase Agreement (the “Purchase Agreement”) among the Company and EN and EN’s members dated June 29, 2018 and the terms of the New Convertible Notes), (iii) the reservation of 990,000 shares of the Company’s common stock that may be issued in exchange for the redemption of certain non-voting membership interests of EN that will be created specifically in connection with the transaction contemplated by the Purchase Agreement (which exchange obligations may be instead satisfied in cash instead of shares of common stock, in the Company’s sole discretion), and (iv) the issuance of 557,084 shares or $3,760,317 of the Company’s common stock in full satisfaction of the indebtedness represented by promissory notes payable by EN to Venture Six, LLC and Wesley Jones.

On October 29, 2018, the Company completed the acquisition of 72.15% of the outstanding capital stock of Cloud B in exchange for 489,293 shares of restricted common stock of the Company. In addition, the Company entered into an Earn Out Agreement with a majority of the shareholders of Cloud B (the “Cloud B Sellers”), whereby, beginning in 2019, the Company will pay the Cloud B Sellers an annual amount equal to 8% multiplied by the annual gross sales of Cloud B, as reduced by the total gross sales generated by Cloud B in 2018. The Earn Out Agreement expires on December 31, 2021.

On December 31, 2018, the Company completed the acquisition of all of the voting membership interest of Pirasta, LLC from NL Penn Capital, LP in exchange for the satisfaction of $470,000 due from related party. Accordingly, the consolidated financial statements of the Company reflect the accounting of the combined acquired subsidiary at historical carrying values, except that equity reflects a distribution for the excess of consideration paid over the net carrying amount of assets.

On December 31, 2018, the Company completed the acquisition of 50% of the voting membership interest of Best Party Concepts, LLC from NL Penn Capital, LP in exchange for the satisfaction of $500,000 due from related party. Accordingly, the consolidated financial statements of the Company reflect the accounting of the combined acquired subsidiary at historical carrying values, except that equity reflects a distribution for the excess of consideration paid over the net carrying amount of assets.

NL Penn Capital, LP is owned by Christopher B. Ferguson, our Chairman and Chief Executive Officer.

The following represents the pro forma consolidated income statement as if the acquisitions had been included in the consolidated results of the Company for the nine months ended September 30, 2018:

Nine Months
Ended September 30,
2018

Revenues, net	$16,740,554
Cost of revenues	10,989,040
Gross profit	5,741,514

Operating expenses:
Selling, general and administrative	10,227,429
Operating loss	(4,475,915)

Other (expense) income:
Other (expense) income	(330,162)
Loss before income taxes	(4,806,077)
Income tax expense	327,042
Net loss	$(5,133,119)
Net loss attributable to noncontrolling interests	(370,417)
Net loss attributable to Edison Nation, Inc.	$(4,762,701)
Net loss per share - basic and diluted	$(0.98)
Weighted average number of common shares outstanding – basic and diluted	4,835,681

Note 3 — Acquisition

On September 30, 2017, the Company completed the acquisitions of SRM and Fergco in exchange for an aggregate of 3,000,000 shares of the Company common stock and notes payable aggregating $2,996,500. This transaction between entities under common control resulted in a change in reporting entity and required retrospective combination of the entities for all periods presented, as if the combination had been in effect since the inception of common control. Accordingly, the consolidated financial statements of the Company reflect the accounting of the combined acquired subsidiaries at historical carrying values, except that equity reflects the equity of the Company.

On September 4, 2018, the Company completed the acquisition of all of the voting membership interest of Edison Nation Holdings, LLC for a total purchase price of $12,820,978 comprising of (i) $950,000 cash (ii) the assumption of the remaining balance of the senior convertible debt through the issuance to the holders of 4%,  5‑year senior convertible notes (the “New Convertible Notes”), in the aggregate principal and interest amount of the sum of $1,428,161, less debt discount of $500,000 for the approximate fair value of the conversion feature, which are convertible into approximately 285,632 shares of the Company’s common stock, at the option of the holder of such New Convertible Notes (subject to certain adjustments as provided in the Membership Interest Purchase Agreement (the “Purchase Agreement”) among the Company and Edison Nation Holdings, LLC and Edison Nation Holdings, LLC members dated June 29, 2018 and the terms of the New Convertible Notes), (iii) the reservation of 990,000 shares of the Company’s common stock that may be issued in exchange for the redemption of certain non-voting membership interests of EN that will be created specifically in connection with the transaction contemplated by the Purchase Agreement (which exchange obligations may be instead satisfied in cash instead of shares of common stock, in the Company’s sole discretion), and (iv) the issuance of 557,084 shares or $3,760,317 of the Company’s common stock in full satisfaction of the indebtedness represented by promissory notes payable by EN to Venture Six, LLC and Wesley Jones.

The activity of Edison Nation Holdings, LLC included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2018 was net sales of $267,920 and net loss of $197,485.

On October 29, 2018, the Company completed the acquisition of 72.15% of the outstanding capital stock of Cloud B, Inc. in exchange for 489,293 shares of restricted common stock of the Company. In addition, the Company entered into an Earn Out Agreement with the Cloud B Sellers, whereby, beginning in 2019, the Company will pay the Cloud B Sellers an annual amount equal to 8% multiplied by the annual gross sales of Cloud B, as reduced by the total gross sales generated by Cloud B in 2018. The Earn Out Agreement expires on December 31, 2021.

The activity of Cloud B, Inc. included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2018 was net sales of $1,512,328 and net loss of $44,408.

On December 31, 2018, the Company completed the acquisition of all of the voting membership interest of Pirasta, LLC from NL Penn Capital, LP in exchange for the satisfaction of $470,000 due from related party. Accordingly, the consolidated financial statements of the Company reflect the accounting of the combined acquired subsidiary at historical carrying values, except that equity reflects a distribution for the excess of consideration paid over the net carrying amount of assets.

The activity of Pirasta, LLC included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2018 was not material.

On December 31, 2018, the Company completed the acquisition of 50% of the voting membership interest of Best Party Concepts, LLC from NL Penn Capital, LP in exchange for the satisfaction of $500,000 due from related party. Accordingly, the consolidated financial statements of the Company reflect the accounting of the combined acquired subsidiary at historical carrying values, except that equity reflects a distribution for the excess of consideration paid over the net carrying amount of assets.

The activity of Best Party Concepts, LLC included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2018 was not material

The following table summarizes the aggregate purchase price consideration paid:

	Edison Nation			Best Party
	Holdings, LLC	Cloud B, Inc.	Pirasta, LLC	Concepts, LLC
Cash paid	950,000	—	$—	$—
Fair value of issued shares	3,384,285	2,664,200	—	—
Fair value of reserved shares	6,014,250	—	—	—
Issuance of debt	1,428,161	—	—	—
Settlement of due from related party	—	—	470,000	500,000
Fair value of contingent consideration	—	520,000	—	—
Purchase consideration	11,776,696	3,184,200	470,000	500,000

The Company believes that this combination will further strengthen its future growth opportunities while also increasing product diversification. The Company accounted for this acquisition as a business combination under the acquisition method of accounting. The following table summarizes the preliminary purchase price allocation of fair values of the assets acquired and liabilities assumed at the date of acquisition:

	Edison Nation			Best Party
	Holdings, LLC	Cloud B, Inc.	Pirasta, LLC	Concepts, LLC
Cash and cash equivalents	$68,681	$104,744	$3,629	$365
Accounts receivable	15,958	636,755	7,696	6,906
Inventory	—	566,500	36,537	139,918
Other assets	39,691	172,747	—	4,356
Property and equipment	1,852	53,345	—	10,931
Goodwill	5,497,242	3,884,432	354,836	—
Intangible assets	6,400,000	6,600,000	—	—
Total assets acquired	12,023,424	12,018,523	402,698	162,476
Debt	—	1,400,000	—	—
Accounts payable	227,025	5,748,797	2,052	34,041
Accrued expenses and other liabilities	19,703	527,526	119,198	513,502
Total liabilities assumed	246,728	7,676,323	121,250	547,543
Noncontrolling interest	—	1,158,000	—	(192,534)
Distribution to shareholder	—	—	(188,552)	(692,533)
	11,776,696	3,184,200	470,000	500,000

The noncontrolling interest was valued based on the fair value of consideration paid to the Cloud B Sellers.

The following represents the pro forma consolidated income statement as if the acquisitions had been included in the consolidated results of the Company for the entire years ending December 31, 2018 and 2017:

	Years Ended December 31,
	2018	2017

Revenues, net	$20,988,594	$24,402,376
Cost of revenues	13,566,605	16,289,352
Gross profit	7,421,989	8,113,024

Operating expenses:
Selling, general and administrative	13,144,691	8,890,638
Operating (loss) income	(5,722,702)	(777,614)

Other (expense) income:
Other (expense) income	(398,406)	(325,017)
(Loss) income before income taxes	(6,249,968)	(452,597)
Income tax expense	304,298	135,570
Net loss	$(6,554,266)	$(588,167)
Net loss attributable to noncontrolling interests	(415,466)	(506,616)
Net loss attributable to Edison Nation, Inc.	(6,138,801)	(81,551)
Net loss per share - basic and diluted	$(1.09)	$(0.02)
Weighted average number of common shares outstanding – basic and diluted	5,654,930	4,046,377

In connection with the acquisitions the Company will no longer present multiple segments for packaging materials and consumer goods segment as resources will be deployed on a consolidated level and all entities will operate cross functionally as one team to bring products to market.